Leases (Details) - Schedule of Lease Liabilities - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Lease Liabilities [Abstract]
Balance Lease liability, beginning		$ 291,908	$ 17,880		$ 24,378
Subsidiaries’ Acquisitions	[1]		146,187
Foreign currency translation		(12,526)	(1,172)	[1]
Lease additions	[1]	202,362	193,856		1,388
Lease disposals	[1]	(12,298)	(195)		(1,704)
Rent payments (principal and interest)	[2]	(123,241)	(76,214)		(6,899)
Interest expense	[1]	26,771	11,566		717
Balance Lease liability, ending		$ 372,976	$ 291,908		$ 17,880

[1]	Changes that do not represent cash flow
[2]	Changes that represent cash flow